Equity (Details) $ / shares in Units, ¥ in Millions													1 Months Ended		12 Months Ended
		Oct. 25, 2023 USD ($) $ / shares shares	Mar. 01, 2023 shares	Oct. 11, 2022 USD ($) $ / shares	Jun. 30, 2022 $ / shares shares	Jun. 13, 2022 USD ($) $ / shares	Apr. 11, 2022 USD ($) $ / shares shares	Nov. 25, 2021 $ / shares shares	Apr. 21, 2021 USD ($) $ / shares shares	Mar. 23, 2021 USD ($) $ / shares	Mar. 19, 2021 USD ($) $ / shares shares	Nov. 06, 2020 USD ($) shares	Nov. 26, 2021 $ / shares shares	Oct. 21, 2020 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Sep. 21, 2021 shares	Aug. 16, 2019 shares
Equity [Line Items]
Ordinary shares authorized (in Shares)	[1]														450,000,000	450,000,000		450,000,000
Preferred shares, authorized (in Shares)	[1]														50,000,000	50,000,000		50,000,000
Ordinary shares, issued (in Shares)	[1]														2,170,475	2,170,475		2,170,475
Ordinary shares, outstanding (in Shares)	[1]														2,170,475	2,170,475		2,170,475
Ordinary share | $	[1]														$ 3,473	$ 3,473
Ordinary share par value (in Dollars per share) | $ / shares	[1]														$ 0.0016	$ 0.0016
Aggregate offering price | $				$ 3,607,240		$ 6,276,000
Preferred shares, issued (in Shares)	[1]														46,875	46,875		46,875
Preferred shares outstanding (in Shares)	[1]														46,875	46,875		46,875
Preferred stock, par value (in Dollars per share) | $ / shares	[1]														$ 0.0016	$ 0.0016
After share consolidation, the par value (in Dollars per share) | $ / shares															$ 0.0016
Preferred share has voting rights															Each Preferred Share has voting rights equal to two Ordinary Shares of the Company and each Preferred Share is convertible into one Ordinary Share at any time.
Fair value | $									$ 770,000
Closing stock price (in Dollars per share) | $ / shares							$ 2.07		$ 7.7				$ 10.06
Restricted stock units (in Shares)			30,000		120,000
RSUs granted description															The RSUs granted to the then Chief Executive Officer and Vice President have a graded vesting schedule with 25% or 39,750 RSUs vested on June 30, 2022, 25% or 39,750 RSUs vested on October 1, 2022, 25% or 39,750 RSUs vested on January 1, 2023, and the remaining 25% or 39,750 RSUs vested on April 1, 2023. The Company follows ASC 718-10-35-8 Stock compensation – awards with graded vesting features to recognize compensation cost on a straight-line basis.
Granted shares (in Shares)							500,500
Ordinary shares | $							$ 1,036,035
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share) | $ / shares					$ 2.62
Compensation cost | $																$ 129,690	$ 208,290
Share-based compensation expense | $																$ 129,690	$ 1,847,925
Share capital of increased to divided | $		$ 800,000
Preferred stock shares dividend (in Shares)		500,000,000
Statutory surplus reserve percentage															25.00%	25.00%	25.00%
Registered capital amount | $															$ 2,000,000
Statutory reserves | $															394,541	$ 394,541
Paid in capital and statutory reserve | $															$ 45,106,851	$ 45,106,851
Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, issued (in Shares)									100,000						60,000,000			60,000,000
Ordinary shares, outstanding (in Shares)															60,000,000			60,000,000
Share issued (in Shares)	[2]															34,594	487,912
Aggregated proceeds | $												$ 42,298,849		$ 10,000,000
Aggregate ordinary share (in Shares)												66.67
Ordinary share | $				$ 2,576,600
Ordinary share par value (in Dollars per share) | $ / shares		$ 0.0016
Purchase price (in Dollars per share) | $ / shares				$ 1.4
Restricted stock units (in Shares)													80,000
Ordinary Shares [Member] | Cayman Islands [Member]
Equity [Line Items]
Ordinary shares authorized (in Shares)																				450,000,000
Preferred shares, authorized (in Shares)																				50,000,000
Ordinary Shares [Member] | 2021 Omnibus Equity Plan [Member]
Equity [Line Items]
Ordinary shares, issued (in Shares)																			4,000,000
Underwriters Warrants [Member]
Equity [Line Items]
Aggregate ordinary share (in Shares)								137,111
Aggregate percentage											10.00%
Over allotment option (in Shares)											427,143
Warrants outstanding term											5 years
Warrant exercise price (in Dollars per share) | $ / shares											$ 9.1
Ordinary share period								5 days
Market price (in Dollars per share) | $ / shares								$ 13.402
Preferred Stock [Member]
Equity [Line Items]
Preferred shares, authorized (in Shares)		450,000,000													50,000,000			50,000,000
Share issued (in Shares)	[2]
Preferred shares, issued (in Shares)															750,000			750,000
Preferred shares outstanding (in Shares)															750,000			750,000
Preferred stock, par value (in Dollars per share) | $ / shares		$ 0.0016													$ 0.0001
Statutory Reserve [Member]
Equity [Line Items]
Registered capital amount | ¥																		¥ 14
Statutory Reserve [Member] | Minimum [Member]
Equity [Line Items]
Statutory surplus reserve percentage															10.00%
Statutory Reserve [Member] | Maximum [Member]
Equity [Line Items]
Statutory surplus reserve percentage															50.00%
Investor [Member] | Ordinary Shares [Member]
Equity [Line Items]
Share issued (in Shares)														3,448,274
Chief Financial Officer [Member]
Equity [Line Items]
RSUs granted description															The RSUs granted to the then Chief Financial Officer had a graded vesting schedule with 25% or 20,000 RSUs vested on November 26, 2021, 25% or 20,000 RSUs vested on March 31, 2022, 25% or 20,000 RSUs vested on June 30, 2022, and the remaining 25% or 20,000 RSUs vested on September 30, 2022. The Company follows ASC 718-10-35-8 Stock compensation – awards with graded vesting features to recognize compensation cost on a straight-line basis. The RSUs granted to the then Chief Financial Officer resulted in $201,200 compensation cost for the year ended December 31, 2021 and $603,600 compensation cost for the year ended December 31, 2022, which were charged to general and administrative expenses.
Share Consolidation [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary share par value (in Dollars per share) | $ / shares		0.0001
Share Consolidation [Member] | Preferred Stock [Member]
Equity [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares		$ 0.0001
Share Capital Increase [Member] | Preferred Stock [Member]
Equity [Line Items]
Preferred shares, authorized (in Shares)		50,000,000
Preferred stock, par value (in Dollars per share) | $ / shares		$ 0.0016
Chief Executive Officer [Member]
Equity [Line Items]
Ordinary shares authorized (in Shares)					39,000
Initial Public Offering [Member]
Equity [Line Items]
Ordinary share | $											$ 3,714,286
Ordinary share par value (in Dollars per share) | $ / shares											$ 0.0001
Additional ordinary share | $										$ 557,143
Ordinary shares, price per share (in Dollars per share) | $ / shares										$ 7
Underwriting discounts and expenses | $										$ 25,700,000
Private Placement [Member]
Equity [Line Items]
Purchase price (in Dollars per share) | $ / shares						$ 1.2
Private Placement [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary share | $						$ 5,230,000

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 12).
[2]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 12).